Cash Flows - Change in Non-cash Working Capital (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of cash flow statement [Abstract]
Accounts receivable	$ 127	$ (329)
Inventories	393	(264)
Prepaid expenses	30	(38)
Accounts payable and accrued liabilities	(65)	1,269
Change in non-cash working capital	485	638
Change in non-cash working capital, operating activities	130	398
Change in non-cash working capital, financing activities	120	0
Change in non-cash working capital, investing activities	$ 235	$ 240